SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-cash transactions and other supplemental disclosures:
Issuance of RSUs for settlement of accrued directors fees	93,776
Settlement of accrued directors fees through issuance of RSUs	$ 735
Share issue costs in accounts payable and accrued liabilities	99
Capital asset additions included in accounts payable and accrued liabilities	$ 205	$ 282